Summary of Significant Accounting Policies (Details Narrative) - NZD ($) $ in Thousands		5 Months Ended	6 Months Ended
	Mar. 12, 2020	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020
Statement Line Items [Line Items]
Profit/(loss) after income tax		$ 722	$ (18,454)	$ (28,729)
Cash flows from (used in) operating activities			378	(9,689)
Net current liability		10,200	10,200
Assets (liabilities)		(1,708)	(1,708)		$ (6,284)
Rent concessions			700
Transaction expenses			10,631	5,588
Related to financial expenses			4,900
Other expenses			5,700
Sales and gross marging description	Under the terms of the facility, the Group must meet specific covenant obligations namely sales and gross margin adverse variances to budget to be no greater than 15% and inventory to cover bank debt 1.35 times (increasing to 1.65 times from and including 31 July 2020).
Proceeds from issuance of debt			19,300
Repayments for issuance of debt			1,200
Bank debt		$ 16,700	16,700		17,900
Other income			3,162
Received rent			$ 700
Goodwill percentage			100.00%
Bank of New Zealand [Member]
Statement Line Items [Line Items]
Loans payable	$ 16,700				$ 17,900
New Zealand [Member]
Statement Line Items [Line Items]
Profit/(loss) after income tax			$ 2,000
Australia [Member]
Statement Line Items [Line Items]
Profit/(loss) after income tax			$ 500